INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Biological assets
Beginning of the period			$ 965,728	$ 270,579
Initial recognition and changes in the fair value of biological assets	$ 734,826	$ 719,343	984,193	719,343
Cost incurred during the period			16,041,531	689,314
Exchange differences			(1,712,642)	(142,362)
Decrease due to harvest / disposals			(5,724,461)	(408,528)
End of period	10,554,349	1,128,346	10,554,349	1,128,346
Soybean
Biological assets
Beginning of the period			105,101	237,723
Initial recognition and changes in the fair value of biological assets			174,578	205,730
Cost incurred during the period			259,760	293,416
Exchange differences			(371,625)	(99,425)
Decrease due to harvest / disposals			(87,982)	(241,542)
End of period	79,832	395,902	79,832	395,902
Corn
Biological assets
Beginning of the period			271,754	32,856
Initial recognition and changes in the fair value of biological assets			129,785	255,674
Cost incurred during the period			442,922	187,807
Exchange differences			(80,335)	(29,004)
Decrease due to harvest / disposals			(110,192)	(54,501)
End of period	653,934	392,832	653,934	392,832
Wheat
Biological assets
Beginning of the period			45,639
Initial recognition and changes in the fair value of biological assets			239,266	209,801
Cost incurred during the period			254,909	161,713
Exchange differences			(28,376)	(14,312)
Decrease due to harvest / disposals			(135,089)	(63,507)
End of period	376,349	293,695	376,349	293,695
Barley
Biological assets
Beginning of the period			34,050
Initial recognition and changes in the fair value of biological assets			25,377	48,138
Cost incurred during the period			45,490	46,378
Exchange differences			(9,251)	379
Decrease due to harvest / disposals			(28,504)	(48,978)
End of period	67,162	$ 45,917	67,162	$ 45,917
EcoSoy
Biological assets
Initial recognition and changes in the fair value of biological assets			(149,702)
Cost incurred during the period			10,371,418
Exchange differences			(844,644)
End of period	$ 9,377,072		9,377,072
EcoWheat
Biological assets
Beginning of the period			509,184
Initial recognition and changes in the fair value of biological assets			564,889
Cost incurred during the period			4,667,032
Exchange differences			(378,411)
Decrease due to harvest / disposals			(5,362,694)
HB4 Program
Biological assets
Contributed goods			$ 3,600,000
Gross margin on contributed goods			60.00%
Rizobacte Argentina and Espartina | Joint operation in producing grain crops
Biological assets
In-kind contributions			$ 921,390